UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            February 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $60,104


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200   10,413   317,088   Sh        Defined      02,03   317,088     0    0
Enzon Pharmaceuticals Inc               Com       293904108   13,637   993,944   Sh        Defined      02,03   993,944     0    0
Ionics Inc                              Com       462218108    1,209    27,900   Sh        Defined      02,03    27,900     0    0
Mandalay Resort Group                   Com       562567107    7,656   108,700   Sh        Defined      02,03   108,700     0    0
Nextel Communications Inc              Cl A       65332V103    2,983    99,400   Sh        Defined      02,03    99,400     0    0
Ocular Sciences Inc                     Com       675744106    2,455    50,100   Sh        Defined      02,03    50,100     0    0
Sears Roebuck & Co                      Com       812387108    6,231   122,100   Sh        Defined      02,03   122,100     0    0
Titan Corp                              Com       888266103   11,774   726,800   Sh        Defined      02,03   726,800     0    0
Veritas Software Co                     Com       923436109    3,746   131,200   Sh        Defined      02,03   131,200     0    0